RESTRICTED CASH	12 Months Ended
Dec. 31, 2014
Restricted Cash and Investments [Abstract]
RESTRICTED CASH

5.

RESTRICTED CASH

As at December 31, 2014 and 2013 the Company’s cash amounting to $6,849,705 and $7,973,955 respectively, were restricted and deposited in certain banks as collateral for irrevocable letters of credit.